Convertible notes (Details 2) ₩ in Thousands	12 Months Ended
Dec. 31, 2025 KRW (₩)
Convertible Notes 1 [Member]
IfrsStatementLineItems [Line Items]
Issuance amount	₩ 2,250,000
Coupon rate	3.00%
Maturity date	3 years from issue date
Principal redemption	Redemption at maturity:
Conversion price	Conversion before the business combination:
Convertible Notes 2 [Member]
IfrsStatementLineItems [Line Items]
Issuance amount	₩ 1,500,000	[1]
Coupon rate	3.00%	[1]
Maturity date	3 years from issue date	[1]
Principal redemption	Redemption at maturity:	[1]
Conversion price	Conversion before the business combination:	[1]
Convertible Notes 3 [Member]
IfrsStatementLineItems [Line Items]
Issuance amount	₩ 1,000,000	[1]
Coupon rate	3.00%	[1]
Issuance date	May 14, 2025	[1]
Maturity date	May 13, 2028	[1]
Principal redemption	Redemption at maturity:	[1]
Conversion price	Conversion after the business combination:	[1]
Convertible Notes 4 [Member]
IfrsStatementLineItems [Line Items]
Issuance amount	₩ 1,000,000	[1]
Coupon rate	3.00%	[1]
Issuance date	May 14, 2025
Maturity date	May 13, 2028
Principal redemption	Redemption at maturity:
Conversion price	Conversion before the business combination:
Convertible Notes 5 [Member]
IfrsStatementLineItems [Line Items]
Issuance amount	₩ 1,400,000	[1]
Coupon rate	3.00%	[1]
Issuance date	May 14, 2025
Maturity date	May 13, 2028
Principal redemption	Redemption at maturity:
Conversion price	Conversion before the business combination:
Convertible Notes 6 [Member]
IfrsStatementLineItems [Line Items]
Issuance amount	₩ 1,000,000	[1]
Coupon rate	3.00%	[1]
Issuance date	May 14, 2025
Maturity date	May 13, 2028
Principal redemption	Redemption at maturity:
Conversion price	Conversion before the business combination:
Convertible Notes 7 [Member]
IfrsStatementLineItems [Line Items]
Issuance amount	₩ 15,789,474
Coupon rate	0.00%
Issuance date	Jul. 11, 2025
Maturity date	Jul. 12, 2027
Principal redemption	Redemption at maturity:
Conversion price	The conversion price in effect on any Conversion Date shall be equal to $4.40, subject to adjustment as provided herein (the “Conversion Price”).
Convertible Notes 8 [Member]
IfrsStatementLineItems [Line Items]
Issuance amount	₩ 1,040,480
Coupon rate	18.00%
Issuance date	Nov. 13, 2025
Maturity date	Feb. 13, 2026
Principal redemption	Redemption at maturity:
Conversion price	The Payee shall have the right, in its sole and absolute discretion, at any time, to convert all or any part of the outstanding amount under this Note into fully paid and non-assessable shares of K Wave’s ordinary shares, par value $0.001 per share, or any sharesof capital stock or other securities of the Maker into which such ordinary shares shall hereafter be changed or reclassified (the “Conversion Shares”) at the conversion price (the “Conversion Price”) as provided herein

[1]	In 2025, the entire principal amount of the convertible notes was fully converted into common stock; however, the related common shares had not been issued as of December 31, 2025.